As filed with the Securities and Exchange Commission on June 9, 2003

Registration No. 333-102326

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	__
Pre-Effective Amendment No. ___	__
Post-Effective Amendment No. 2	X

(Check appropriate box or boxes)

________________________

Exact Name of Registrant as Specified in Charter:

OLD WESTBURY FUNDS, INC.

Area Code and Telephone Number: (614) 470-8000

Address of Principal Executive Offices, including Zip Code:

3435 Stelzer Road

Columbus, OH 43219

__________________________

Name and Address of Agent for Service:

Steven L. Williamson, Esq.

c/o Bessemer Investment Management LLC

630 Fifth Avenue

New York, NY 10111

With copies to:

Robert M. Kurucza, Esq.

Morrison & Foerster LLP

2000 Pennsylvania Ave., N.W.

Suite 5500

Washington, D.C. 20006

__________________________

It is proposed that this filing will become effective immediately pursuant to Rule 485(b).

No filing fee is required under the Securities Act of 1933 because an indefinite number of shares of beneficial interest in the Registrant has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

EXPLANATORY NOTE

This Post-Effective Amendment No. 2 to the Registration Statement of Old Westbury Funds, Inc. (the "Corporation") filed on Form N-14 hereby incorporates Parts A, B and C by reference to the Corporation's Post-Effective Amendment No. 1, pursuant to Rule 485(b) of the Securities Act of 1933, on April 1, 2003. This Post-Effective Amendment is being filed in order to add certain exhibits in Part C of the Registration Statement.

PART C

OTHER INFORMATION

Item 15. INDEMNIFICATION.

Incorporated by reference to Item 15 of the Corporation's Registration Statement on Form N-14 filed April 1, 2003 (File Nos. 333-102326; 811-07912).

Item 16. EXHIBITS.

All references to the "Registration Statement" in the following list of Exhibits refer to the Registration Statement on Form N-1A (File Nos. 333-66528; 811-07192) of Old Westbury Funds, Inc. (the "Registrant").

Exhibit Number	Description
(1)(a)	Articles of Incorporation of the Registrant, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed on October 5, 1993.
(b)	Articles Supplementary of the Registrant, Amendment 1, is incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement filed on February 29, 2000.
(c)	Articles Supplementary of the Registrant, Amendment 2, is incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement filed on February 29, 2000.
(d)	Articles Supplementary of the Registrant, Amendment 3, is incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement filed on February 29, 2000.
(2)	Copy of By-Laws of the Registrant, is incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement filed on February 28, 1996.
(3)	Not Applicable.
(4)	Agreement and Plan of Reorganization. Filed herewith.
(5)	Not Applicable.
(6)(a)

Investment Advisory Contract between the Registrant, on behalf of the International Fund, and Bessemer Trust Company, N.A., is incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement filed on February 28, 1996.

(b)

Amended and Restated Investment Advisory Contract between the Registrant, on behalf of the Capital Opportunity Fund, and Bessemer Trust Company, N.A., is incorporated by reference to Post-Effective Amendment No. 15 filed on February 28, 2001.

(c)

Investment Advisory Contract between the Registrant, on behalf of the Core Equities Fund, and Bessemer Trust Company, N.A., is incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement field on February 25, 1998.

(d)

Investment Advisory Contract between Registrant, on behalf of the Fixed Income Fund, and Bessemer Trust Company, N.A., is incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement filed on February 25, 1998.

(e)

Investment Advisory Contract between the Registrant, on behalf of the Municipal Bond Fund, and Bessemer Trust Company, N.A., is incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement filed on February 25, 1998.

(f)

Assumption Agreement between the Registrant, Bessemer Investment Management LLC and Bessemer Trust Company and Investment Advisory Contracts Appended thereto, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on January 29, 2002.

(g)

Sub-Advisory Agreement between Bessemer Investment Management LLC and Bessemer Group U.K. with respect to the International Fund, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on January 29, 2002.

(7)(a)

Distribution Agreement between Registrant, on behalf of Old Westbury Core Equities Fund, and BISYS Fund Services Limited Partnership d/b/a/ BISYS Fund Services, dated September 1, 2000, is incorporated by reference to Post-Effective Amendment No. 15 filed on February 28, 2001.

(b)

Distribution Agreement between Registrant, on behalf of Old Westbury Capital Opportunity Fund, and BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services, dated September 1, 2000, is incorporated by reference to Post-Effective Amendment No. 15 filed on February 28, 2001.

(c)

Distribution Agreement between Registrant, on behalf of Old Westbury International Fund, and BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services, dated September 1, 2000, is incorporated by reference to Post-Effective Amendment No. 15 filed on February 28, 2001.

(d)

Distribution Agreement between Registrant, on behalf of Old Westbury Fixed Income Fund, and BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services, dated September 1, 2000, is incorporated by reference to Post-Effective Amendment No. 15 filed on February 28, 2001.

(e)

Distribution Agreement between Registrant, on behalf of Old Westbury Municipal Bond Fund, and BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services, dated September 1, 2000, is incorporated by reference to Post-Effective Amendment No. 15 filed on February 28, 2001.

(8)	Not Applicable.
(9)(a)	Custody Agreement between Registrant and Bessemer Trust Company, is incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement, filed on October 5, 1993.
(10)(a)

Amended and Restated Distribution and Service Plan adopted by the Registrant, on behalf of Core Equities Fund, pursuant to Rule 12b-1 under the Investment Company Act of 1940, is incorporated by reference to Post-Effective Amendment No. 15 filed on February 28, 2001.

(b)

Amended and Restated Distribution and Service Plan adopted by the Registrant, on behalf of Capital Opportunity Fund, pursuant to Rule 12b-1 under the Investment Company Act of 1940, is incorporated by reference to Post-Effective Amendment No. 15 filed on February 28, 2001.

(c)

Amended and Restated Distribution and Service Plan adopted by the Registrant, on behalf of the International Fund, pursuant to Rule 12b-1 under the Investment Company Act of 1940, is incorporated by reference to Post-Effective Amendment No. 15 filed on February 28, 2001.

(d)

Amended and Restated Distribution and Service Plan adopted by the Registrant, on behalf of the Fixed Income Fund, pursuant to Rule 12b-1 under the Investment Company Act of 1940, is incorporated by reference to Post-Effective Amendment No. 15 filed on February 28, 2001.

(e)

Amended and Restated Distribution and Service Plan adopted by the Registrant, on behalf of Municipal Bond Fund, pursuant to Rule 12b-1 under the Investment Company Act of 1940, is incorporated by reference to Post-Effective Amendment No. 15 filed on February 28, 2001.

(11)	Opinion and Consent of Counsel - Morrison & Foerster LLP, is incorporated by reference to Registration Statement on Form N-14 filed on January 2, 2003.
(12)	Opinion of Morrison & Foerster LLP. Filed herewith.
(13)(a)

Administration Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated September 19, 2000, is incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed on February 28, 2001.

13(b)

Transfer Agency and Service Agreement between Registrant and BISYS Fund Services Ohio, Inc., is incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement, filed on February 29, 2000.

(14)(a)

Consent of Independent Auditors of the BSR Funds - Ernst and Young, LLP, is incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 filed on April 1, 2003.

(14)(b)	Consent of Independent Auditors of the Old Westbury Funds, Inc. - Deloitte & Touche LLP, is incorporated by reference to Registration Statement on Form N-14 filed on January 2, 2003.
(15)	Not Applicable.
(16)	Powers of Attorney, are incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed February 28, 2001.
(17)	Form of Proxy Ballot, is incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 filed on April 1, 2003

ITEM 17. UNDERTAKINGS.

(1) Old Westbury Funds, Inc. agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145 (c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 2 to the Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Columbus and State of Ohio on the 9th day of June, 2003.

OLD WESTBURY FUNDS, INC.

By: /s/ Walter B. Grimm

Walter B. Grimm

President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 2 to the Registration Statement on Form N-14 has been signed by the following persons in the capacities and on the 9th day of June, 2003.

SIGNATURES	TITLE
/s/ Walter B. Grimm Walter B. Grimm	President
/s/ Arthur Jensen Arthur Jensen	Principal Financial and Accounting Officer
A Majority of the Directors*
Howard D. Graves*	Director
Robert M. Kaufman*	Director
Eugene P. Beard*	Director
John R. Whitmore*	Director

*By: /s/ Curtis Barnes

Curtis Barnes

(Attorney-in-Fact)

N-14 Exhibit Index

Exhibit Number	Description
4	Agreement and Plan of Reorganization, filed herewith.
12	Opinion of Morrison & Foerster LLP, filed herewith.

Exhibit 4

OLD WESTBURY FUNDS, INC.

AND

BRUNDAGE, STORY and

ROSE INVESTMENT TRUST

AGREEMENT AND

PLAN OF

REORGANIZATION

Dated as of April 30, 2003

This AGREEMENT AND PLAN OF REORGANIZATION (the "Plan") is made as of this 30th day of April, 2003, by and between Old Westbury Funds, Inc. ("OW Funds"), a Maryland corporation, for itself and on behalf of the series listed in the Acquiring Funds column below (each an "Acquiring Fund") and Brundage, Story and Rose Investment Trust ("BSR Trust"), an Ohio business trust, for itself and on behalf of the series listed in the Acquired Funds column below (each an "Acquired Fund").

Acquired Funds	Acquiring Funds
Brundage, Story and Rose Equity Fund ("BSR Equity Fund")	Old Westbury Capital Opportunity Fund ("OW Capital Opportunity Fund")
Brundage, Story and Rose Short/Intermediate Term Fixed-Income Fund ("BSR Fixed Income Fund")	Old Westbury Fixed Income Fund ("OW Fixed Income Fund")

WHEREAS, OW Funds and the BSR Trust are open-end management investment companies registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act");

WHEREAS, the parties desire that each Acquiring Fund acquire the assets and assume the liabilities of the corresponding Acquired Fund listed opposite that Acquiring Fund ("Corresponding Acquired Fund") in exchange for shares of equal value of the corresponding Acquiring Fund ("Corresponding Acquiring Fund") and the distribution of the shares of the Corresponding Acquiring Fund pro rata to the shareholders of the respective Corresponding Acquired Fund in connection with the liquidation and termination of each of the Acquired Funds (each transaction between an Acquiring Fund and its Corresponding Acquired Fund, a "Reorganization");

WHEREAS, the parties intend that each Reorganization qualify as a "reorganization," within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and that each Acquiring Fund and its corresponding Acquired Fund be a "party to a reorganization," within the meaning of Section 368(b) of the Code, with respect to the respective Reorganization; and

NOW, THEREFORE, in accordance with the mutual promises described herein, the parties agree as follows:

    Definitions.

The following terms shall have the following meanings:

1933 Act The Securities Act of 1933, as amended.

1934 Act	The Securities Exchange Act of 1934, as amended.

Assets

All property and assets of any kind and all interests, rights, privileges and powers of or attributable to the Acquired Fund, whether or not determinable at the appropriate Effective Time and wherever located. Assets include all cash, cash equivalents, securities, commodities, interests in futures, claims (whether absolute or contingent, Known or unknown, accrued or unaccrued or conditional or unmatured), contract rights and receivables (including dividend and interest receivables) owned by the Acquired Fund and any deferred or prepaid expense shown as an asset on the Acquired Fund's books.

Closing Date	June 6, 2003, or such other date as the parties may agree to in writing with respect to each Reorganization.

Effective Time	9:00 a.m. Eastern Time on the business day following the Closing Date of each Reorganization, or such other time and date as the parties may agree to in writing.

Fund	An Acquiring Fund or an Acquired Fund as the context requires.

Know, Known or Knowledge	Known after reasonable inquiry.

Liabilities	All liabilities of, allocated or attributable to, a Fund, whether Known or unknown, accrued or unaccrued, absolute or contingent or conditional or unmatured.

Material Agreements	The agreements set forth in Schedule A, as may be amended from time to time.

N-1A Registration Statement	The current Registration Statement of OW Funds or BSR Trust, as appropriate, on Form N-1A under the 1933 Act and the 1940 Act.

N-14 Registration Statement.................

The Registration Statement on Form N-14 under the 1933 Act and the 1940 Act that will register the shares of each Acquiring Fund to be issued in each Reorganization and will include the proxy materials necessary for the shareholders of the respective Acquired Fund to approve each Reorganization.

Reorganization Documents

Such bills of sale, assignments, and other instruments of transfer as OW Funds and BSR Trust deems desirable for an Acquired Fund to transfer to an Acquiring Fund all right and title to and interest in the Acquired Fund's Assets and for the Acquiring Fund to assume the Corresponding Acquired Fund's Liabilities.

Schedule A	Schedule A to this Plan.

BSR Trust's Financial Statements

The audited financial statements of BSR Trust with respect to each Acquired Fund for its most recently completed fiscal year and, if applicable, the unaudited financial statements of each Acquired Fund for its most recently completed semi-annual period.

Valuation Time

The time on a Reorganization's Closing Date, the business day immediately preceding the Closing Date if the Closing Date is not a business day or such other time as the parties may agree to in writing, that OW Funds determines the net asset value of the shares of the Acquiring Fund and BSR Trust determines the net value of Assets of or attributable to the Corresponding Acquired Fund. Unless otherwise agreed to in writing, the Valuation Time of a Reorganization shall be at the time of day then set forth in the Acquiring Fund's or the Acquired Fund's Registration Statement on Form N-1A, as applicable, at the time of day at which net asset value is calculated.

2. Regulatory Filings and Shareholder Action.

(a) OW Funds shall promptly prepare and file the Form N-14 Registration Statement with the SEC. OW Funds shall make any other required filings including, without limitation, filings with state or foreign securities regulatory authorities.

(b) BSR Trust shall assist OW Funds in preparing the Form N-14 Registration Statement.

(c) The parties shall seek an order of the SEC, if appropriate, providing them with any necessary relief from the 1940 Act to permit them to consummate the transactions contemplated by this Plan.

(d) As soon as practicable after the effective date of the Form N-14 Registration Statement, each Acquired Fund shall hold a special meeting of its shareholders to consider and approve this Plan, the respective Reorganization and such other matters as the Board of Trustees of BSR Trust may determine.

3. Transfer of Acquired Fund Assets. BSR Trust and OW Funds shall take the following steps with respect to each Reorganization:

(a) On or prior to the Closing Date, BSR Trust shall endeavor to pay or make reasonable provision to pay out of each Acquired Fund's Assets all of the Liabilities, expenses, costs and charges of or attributable to the Acquired Fund that are Known to BSR Trust and that are due and payable as of the Closing Date.

(b) At the Effective Time, BSR Trust shall assign, transfer, deliver and convey all the Acquired Fund's Assets to the Corresponding Acquiring Fund. OW Funds shall then assume the Acquired Fund's Liabilities such that at and after the Effective Time (i) all of the Acquired Fund's Assets at or after the Effective Time shall become and be the Assets of the Corresponding Acquiring Fund and (ii) all of the Acquired Fund's Liabilities at the Effective Time shall attach to the Corresponding Acquiring Fund, and be enforceable against the Corresponding Acquiring Fund to the same extent as if initially incurred by the corresponding Acquiring Fund.

(c) BSR Trust shall assign, transfer, deliver and convey each Acquired Fund's Assets to the corresponding Acquiring Fund at the applicable Reorganization's Effective Time on the following bases:

(1) In exchange for the transfer of the Assets, OW Funds shall simultaneously issue and deliver to the Acquired Fund full and fractional shares of beneficial interest of each Acquiring Fund. OW Funds shall determine the number of shares of each Acquiring Fund to issue by multiplying the shares outstanding of each Acquired Fund by a ratio computed by dividing the net value of the Assets attributable to the Corresponding Acquired Fund as of the Valuation Time by the net asset value of one share of the corresponding Acquiring Fund as of the Valuation Time. Based on this calculation, OW Funds shall issue shares of beneficial interest of each Acquiring Fund with an aggregate net asset value equal to the net value of the Assets of each Corresponding Acquired Fund.

(2) The parties shall determine the net asset value of the Acquiring Fund shares to be delivered, and the net value of the Assets to be conveyed, as of the Valuation Time substantially in accordance with OW Funds' current valuation procedures, a copy of which has been furnished to the BSR Trust. The parties shall make all computations to the fourth decimal place or such other decimal place as the parties may agree to in writing.

(3) BSR Trust shall cause its custodian to transfer each of the Acquired Fund's Assets with good and marketable title to the OW Funds' custodian for the account of the corresponding Acquiring Fund. BSR Trust shall cause its custodian to transfer all cash in the form of immediately available funds payable to the order of the OW Funds' custodian for the account of the corresponding Acquiring Fund. BSR Trust shall cause its custodian to transfer any Assets that were not transferred to the Acquiring Fund's custodian at the Effective Time to the Acquiring Fund's custodian at the earliest practicable date thereafter.

(d) Promptly after the Closing Date, BSR Trust will deliver to OW Funds an unaudited Statement of Assets and Liabilities of each Acquired Fund as of the Closing Date.

(e) If on the Closing Date, the New York Stock Exchange or other primary trading market for a material portion of the portfolio securities of the Acquired Fund or an Acquiring Fund is closed or restricted to regular trading, or reporting of trading is disrupted, the Closing Date shall be changed to a different day as mutually agreed by the parties.

4. Liquidation and Termination of BSR Trust, Registration of Shares and Access to Records. BSR Trust and OW Funds also shall take the following steps for each Reorganization:

(a) At or as soon as reasonably practical after the Effective Time, BSR Trust shall dissolve and liquidate each Acquired Fund as an authorized series in accordance with applicable law and its Declaration of Trust by transferring pro rata to shareholders of record of each Acquired Fund as of the Effective Time, full and fractional shares of beneficial interest of the Corresponding Acquiring Fund equal in value to the shares of that Acquired Fund held by the shareholder. Each such shareholder also shall have the right to receive any unpaid dividends or other distributions that the Acquired Fund declared with respect to the shareholder's Acquired Fund shares before the Effective Time. OW Funds shall record on its books the ownership by the Acquired Fund shareholders of the respective Acquiring Fund shares; the Acquired Fund shall simultaneously redeem and cancel on its books all of the issued and outstanding shares of each Acquired Fund. OW Funds does not issue certificates, and shall not be responsible to issue certificates to shareholders of the Acquired Funds. BSR Trust shall wind up its affairs and shall take all steps necessary and proper to terminate its existence as an Ohio business trust and registered investment company as soon as is reasonably possible after the Effective Time and in accordance with all applicable laws and regulations.

(b) If at the time of the distribution of Acquiring Fund shares, an Acquired Fund shareholder requests a change in the registration of the shareholder's Acquiring Fund shares to a person other than the shareholder, OW Funds shall require the shareholder to (i) furnish OW Funds an instrument of transfer properly endorsed, accompanied by any required signature guarantees and otherwise in proper form for transfer; (ii) if any of the shares are outstanding in certificated form, deliver to OW Funds the certificate representing such shares; and (iii) pay to the Acquiring Fund any transfer or other taxes required by reason of such registration or establish to the reasonable satisfaction of OW Funds that such tax has been paid or does not apply.

(c) At and after the Closing Date, BSR Trust shall provide OW Funds and its transfer agent with immediate access to: (i) all records containing the names, addresses and taxpayer identification numbers of all shareholders of each Acquired Fund and the number and percentage ownership of the outstanding shares of each of the Acquired Funds owned by each shareholder as of the Effective Time and (ii) all original documentation (including all applicable Internal Revenue Service forms, certificates, certifications and correspondence) relating to each of the Acquired Fund shareholders' taxpayer identification numbers and their liability for or exemption from back-up withholding. Prior to the Closing Date, BSR Trust shall direct each of its service providers that maintain records with respect to the Acquired Funds as required by Section 31 of, and Rules 31a-1 and 31a-2 under, the 1940 Act to continue to preserve and maintain such records as required by such Section and Rules, unless OW Funds direct in writing that such records be delivered to OW Funds or a service provider to the OW Funds. As soon as practicable following each Reorganization with respect to the Acquired Fund, BSR Trust shall deliver all books and records with respect to the Acquired Fund in its possession to OW Funds and OW Funds shall thereafter have the responsibility to preserve and maintain, or to cause its service providers to preserve and maintain, all such records received by it in accordance with Section 31 of, and Rule 31a-1 and 31a-2 under, the 1940 Act.

5. Representations, Warranties and Agreements of BSR Trust. BSR Trust represents and warrants to, and agrees with, OW Funds as follows:

(a) BSR Trust is a business trust duly created, validly existing and in good standing under the laws of the State of Ohio. The Board of Trustees of BSR Trust duly established and designated each of the Acquired Funds as a separate series of BSR Trust. BSR Trust is registered with the SEC as an open-end management investment company under the 1940 Act, and such registration is in full force and effect.

(b) BSR Trust has the trust power and all necessary federal, state and local qualifications and authorizations to own all of its properties and Assets, to carry on its business as now being conducted and described in its currently effective Registration Statement on Form N-1A, to enter into this Plan and to consummate the transactions contemplated herein.

(c) The Board of Trustees of BSR Trust has duly authorized the execution and delivery of the Plan and the transactions contemplated herein. Duly authorized officers of BSR Trust have executed and delivered the Plan. Subject to shareholder approval, the Plan represents a valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles. The execution and delivery of this Plan does not, and, subject to the approval of shareholders referred to in Section 2(d), the consummation of the transactions contemplated by this Plan will not, violate BSR Trust's Declaration of Trust or By-Laws or any Material Agreement to which an Acquired Fund is a party or by which it is bound. Except for the approval of the Acquired Funds' shareholders, BSR Trust does not need to take any other action to authorize its officers to effectuate this Plan and the transactions contemplated herein.

(d) Each Acquired Fund has qualified as a "regulated investment company" under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code (a "RIC"), in respect of each taxable year since the commencement of its operations and will continue to so qualify until the Effective Time.

(e) The Form N-14 Registration Statement when filed with the SEC, when distributed to shareholders and at the time of the Acquired Fund special shareholder meetings to approve the Reorganizations and at the Effective Time of the Reorganizations, insofar as it relates to BSR Trust or the Acquired Funds: (i) shall comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, the rules and regulations thereunder and state securities laws and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein not misleading in light of the circumstances under which they were made.

(f) BSR Trust has duly authorized and validly issued all of the issued and outstanding shares of each Acquired Fund and all of the shares are validly outstanding, fully paid and non-assessable, and were offered for sale and sold in conformity with the registration requirements of all applicable federal and state securities laws. There are no outstanding options, warrants or other rights to subscribe for or purchase any Acquired Fund shares, nor are there any securities convertible into Acquired Fund shares.

(g) Each Acquired Fund, and its current prospectus and SAI, is in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the 1940 Act, the 1933 Act, the 1934 Act and all applicable state securities laws. Each Acquired Fund is in compliance in all material respects with the investment policies and restrictions applicable to it set forth in its Form N-1A Registration Statement currently in effect. The value of Assets net of known Liabilities of each Acquired Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the 1940 Act and the policies of the BSR Trust and all purchases and redemptions of any Acquired Fund shares have been effected at the net asset value per share calculated in such a manner.

(h) Except as otherwise provided herein, BSR Trust shall operate its business in the ordinary course between the date hereof and the Effective Time, it being agreed that such ordinary course of business will include the declaration and payment of dividends and distributions pursuant to standard dividend and distribution policies approved by BSR Trust's Board of Trustees prior to the date of this Plan, and any other dividends and distributions deemed advisable by mutual agreement of BSR Trust and OW Funds in anticipation of a Reorganization. Notwithstanding the foregoing, BSR Trust shall: (i) complete prior to each Effective Time all measures necessary to ensure that each Reorganization qualifies as a "reorganization" within the meaning of Section 368(a) of the Code; and (ii) take all other appropriate actions necessary to ensure satisfaction of representations in certificates to be provided to Morrison & Foerster LLP in connection with their tax opinion described in Section 7(f) and 8(f) regardless of whether any such measures or actions are in the ordinary course.

(i) At the Effective Time, each Acquired Fund will have good and marketable title to its Assets and full right, power and authority to assign, transfer, deliver and convey such Assets hereunder.

(j) BSR Trust's Financial Statements at November 30, 2002, copies of which have been previously delivered to OW Funds, fairly present the financial position of each Acquired Fund as of such date and the results of each Acquired Fund's operations and changes in the Acquired Fund's Known Assets and Known Liabilities, in the ordinary course for the periods indicated. BSR Trust's Financial Statements have been prepared in accordance with generally accepted accounting principles consistently applied.

(k) To the Knowledge of BSR Trust, each Acquired Fund has no Liabilities, whether or not determined or determinable, other than the Liabilities disclosed or provided for in the BSR Trust's Financial Statements or Liabilities incurred in the ordinary course of business subsequent to the date of this Plan.

(l) BSR Trust does not Know of any claims, actions, suits, investigations or proceedings of any type pending or threatened against any Acquired Fund or its Assets or businesses. Except as previously disclosed in writing to the OW Funds, BSR Trust does not Know of any facts that it currently has reason to believe are likely to form the basis for the institution of any such claim, action, suit, investigation or proceeding against the BSR Trust or either Acquired Fund. For purposes of this provision, a decline in net asset value of an Acquired Fund shall not be deemed to constitute such facts, provided all customary performance disclosures have been made. BSR Trust is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially adversely affects, or is reasonably likely to materially adversely affect, its financial condition, results of operations, business, properties or Assets or its ability to consummate the transactions contemplated by the Plan.

(m) Except for contracts, agreements, franchises, licenses or permits entered into or granted in the ordinary course of its business, in each case under which no material default exists, the BSR Trust is not a party to or subject to any contract, debt instrument, employee benefit plan, lease, franchise, license or permit of any kind or nature whatsoever that is material to its business. All contracts and agreements material to the BSR Trust's business are listed on Schedule A.

(n) BSR Trust has (i) timely filed for itself, and on behalf of each Acquired Fund, tax returns for all of their taxable years to and including each Acquired Fund's most recent taxable year required to be filed on or before the date of this Plan, and has paid all taxes payable pursuant to such returns or provision has been made for the payment thereof; and (ii) made available to OW Funds all of its and its Acquired Fund's previously filed tax returns. To the Knowledge of BSR Trust, no such return is currently under audit and no assessment has been asserted with respect to such returns. BSR Trust will file all of its and its Acquired Funds' tax returns for all taxable periods ending on or before the Closing Date not previously filed on or before their due dates (taking account of any valid extensions thereof).

(o) Since the date of the BSR Trust's Financial Statements at November 30, 2002, there has been no material adverse change in the financial condition, results of operations, business, properties or Assets of BSR Trust or any Acquired Fund. For purposes of this provision, a decline in net asset value of an Acquired Fund shall not be deemed to constitute such facts, provided all customary performance disclosures have been made.

6. Representations, Warranties and Agreements of OW Funds. OW Funds, on behalf of itself and, as appropriate, each Acquiring Fund, represents and warrants to, and agrees with BSR Trust as follows:

(a) OW Funds is a corporation duly created, validly existing and in good standing under the laws of the State of Maryland. The Board of Directors of OW Funds duly established and designated each Acquiring Fund as a separate series of OW Funds. OW Funds is registered with the SEC as an open-end management investment company under the 1940 Act, and such registration is in full force and effect.

(b) OW Funds and the Acquiring Funds each has the power and all necessary federal, state and local qualifications and authorizations to own all of its properties and assets, to carry on its business as described in its Registration Statement on Form N-1A as filed with the SEC, to enter into this Plan and to consummate the transactions contemplated herein.

(c) The Board of Directors of OW Funds has duly authorized the execution and delivery of the Plan and the transactions contemplated herein. Duly authorized officers of OW Funds have executed and delivered the Plan. The Plan represents a valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles. The execution and delivery of this Plan does not, and the consummation of the transactions contemplated by this Plan will not violate the Articles of Incorporation or By-Laws of OW Funds or any Material Agreement. OW Funds does not need to take any other action to authorize its officers to effectuate the Plan and the transactions contemplated herein.

(d) Each Acquiring Fund has qualified as a RIC in respect of each taxable year since the commencement of its operations and will continue to so qualify for its current taxable year.

(e) The Form N-14 Registration Statement when filed with the SEC, when distributed to shareholders and at the time of the Acquired Funds' shareholder meeting for a Reorganization and at the Effective Time of a Reorganization, insofar as they relate to the OW Funds or any Acquiring Fund: (i) shall comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, the rules and regulations thereunder and state securities laws and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein not misleading in light of the circumstances under which they were made.

(f) OW Funds shall duly authorize the Acquiring Fund shares to be issued and delivered to the Corresponding Acquired Funds as of the Effective Time. When issued and delivered, the Acquiring Fund shares shall have been registered for sale under the 1933 Act and qualified under all applicable state securities laws and shall be duly and validly issued, fully paid and non-assessable, and no shareholder of the Acquiring Fund shall have any preemptive right of subscription or purchase in respect of them. There are no outstanding options, warrants or other rights to subscribe for or purchase any Acquiring Fund shares, nor are there any securities convertible into Acquiring Fund shares.

(g) Each Acquiring Fund, and its current prospectus and SAI, is in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the 1940 Act, the 1933 Act, the 1934 Act, all applicable state securities laws, and with the investment policies and restrictions applicable to it set forth in the OW Funds' current Form N-1A Registration Statement.

(h) Except as otherwise provided herein, OW Funds shall operate its business in the ordinary course between the date hereof and the Effective Time, it being agreed that such ordinary course of business will include the declaration and payment of dividends and distributions pursuant to standard dividend and distribution policies approved by OW Fund's Board of Directors prior to the date of this Plan, and any other dividends and distributions deemed advisable by mutual agreement of BSR Trust and OW Funds in anticipation of a Reorganization. Notwithstanding the foregoing, OW Funds shall: (i) complete prior to each Effective Time all measures necessary to ensure that each Reorganization qualifies as a "reorganization" within the meaning of Section 368(a) of the Code; and (ii) take all other appropriate actions necessary to ensure satisfaction of representations in certificates to be provided to Morrison & Foerster LLP in connection with their tax opinion described in Section 7(f) and 8(f) regardless of whether any such measures or actions are in the ordinary course.

(i) OW Funds' Financial Statements at October 31, 2002, copies of which have been previously delivered to BSR Trust, fairly present the financial position of each Acquiring Fund as of such date and the results of each Acquiring Fund's operations and changes in the Acquired Fund's Known Assets and Known Liabilities, in the ordinary course for the periods indicated. OW Funds' Financial Statements have been prepared in accordance with generally accepted accounting principles consistently applied.

(j) Since the date of OW Funds' Financial Statements at October 31, 2002, there has been no material adverse change in the financial condition, results of operations, business, properties or Assets of OW Funds or any Acquiring Fund, other than changes occurring in the ordinary course of business. For purposes of this provision, a decline in net asset value of an Acquiring Fund shall not be deemed to constitute such facts, provided all customary performance disclosures have been made.

(k) OW Funds does not Know of any claims, actions, suits, investigations or proceedings of any type pending or threatened against OW Funds or any Acquiring Fund or its assets or businesses. There are no facts that OW Funds currently has reason to believe are likely to form the basis for the institution of any such claim, action, suit, investigation or proceeding against OW Funds or any Acquiring Fund. For purposes of this provision, a decline in net asset value of an Acquiring Fund shall not be deemed to constitute such facts, provided all customary performance disclosures have been made. Neither OW Funds nor either Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that adversely affects, or is reasonably likely to adversely affect, its financial condition, results of operations, business, properties or Assets or its ability to consummate the transactions contemplated by this Plan.

(i) Except for contracts, agreements, franchises, licenses or permits entered into or granted in the ordinary course of its business, in each case under which no material default exists, OW Funds is not a party to or subject to any material contract, debt instrument, employee benefit plan, lease, franchise, license or permit of any kind or nature whatsoever on behalf of the Acquiring Funds. All contracts and agreements material to each Acquiring Fund are listed on Schedule A.

(j) OW Funds has (i) timely filed for itself, and on behalf of each Acquiring Fund, tax returns for all of their taxable years to and including each Acquiring Fund's most recent taxable year required to be filed on or before the date of this Plan, and has paid all taxes payable pursuant to such returns or provision has been made for the payment thereof; and (ii) made available to BSR Trust all of its and its Acquiring Fund's previously filed tax returns. To the Knowledge of OW Funds, no such return is currently under audit and no assessment has been asserted with respect to such returns. OW Funds will file all of its and its Acquiring Funds' tax returns for all taxable periods ending on or before the Closing Date not previously filed on or before their due dates (taking account of any valid extensions thereof).

7. Conditions to BSR Trust Obligations. The obligations of BSR Trust and each Acquired Fund to consummate the applicable Reorganization shall be subject to the following conditions precedent:

(a) The shareholders of the Acquired Fund shall have approved the Reorganization in the manner required by the Declaration of Trust and By-Laws of BSR Trust and applicable law. If either Acquired Fund's shareholders fail to approve a Reorganization, that failure shall release BSR Trust of its obligation under this Plan only with respect to that Reorganization and not the other Reorganization.

(b) OW Funds shall have duly executed and delivered each Acquiring Fund's Reorganization Documents to BSR Trust.

(c) All representations and warranties of OW Funds made in this Plan shall be true and correct in all material respects with the same force and effect as if made at and as of the Closing Date.

(d) OW Funds shall have delivered to BSR Trust a certificate dated as of the Closing Date and executed in its name by its Secretary or Treasurer, in a form reasonably satisfactory to BSR Trust, stating that the representations and warranties of OW Funds in this Plan are true and correct in all material respects at and as of the Closing Date and that it has determined that approved each Acquired Fund's Assets are consistent with the investment objectives, policies and restrictions of the Corresponding Acquiring Fund and that the Acquired Fund's Assets may otherwise be lawfully acquired by the Corresponding Acquiring Fund.

(e) BSR Trust shall have received an opinion of Morrison and Foerster LLP, as counsel to OW Funds, in form and substance reasonably satisfactory to BSR Trust and dated as of the Closing Date, substantially to the effect that:

(1) OW Funds is a corporation duly created, validly existing and in good standing under the laws of the State of Maryland and is an open-end, management investment company registered under the 1940 Act;

(2) the shares of each Acquiring Fund to be delivered as provided for by this Plan are duly authorized and upon delivery will be validly issued, fully paid and non-assessable by OW Funds, provided that the payments for transfer taxes by shareholders provided for in Section 4(b) of this Plan shall not be deemed to render the shares issued assessable;

(3) this Plan has been duly authorized, executed and delivered by OW Funds, and the execution and delivery of this Plan did not, and the consummation of the Reorganization will not, violate the Articles of Incorporation or By-laws of OW Funds or any Material Agreement to which OW Funds is a party or by which it is bound on behalf of an Acquiring Fund; and

(4) to the Knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by OW Funds of the Reorganization, or for the execution and delivery of OW Funds' Reorganization Documents, except those that have been obtained under the 1933 Act, the 1934 Act, the 1940 Act and the rules and regulations under those Acts or that may be required under state securities laws, or subsequent to the Effective Time or when the failure to obtain the consent, approval, authorization or order would not have a material adverse effect on the operation of OW Funds or an Acquiring Fund.

In rendering such opinion, such counsel may (i) rely on the opinion of other counsel to the extent set forth in such opinion, (ii) make assumptions regarding the authenticity, genuineness and/or conformity of documents and copies thereof without independent verification thereof, (iii) limit such opinion to applicable federal and state law, (iv) define the word "Knowledge" and related terms to mean the Knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Plan and (v) rely on certificates of officers or trustees of OW Funds. Such opinion shall contain such other assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein.

(f) BSR Trust shall have received an opinion of Morrison and Foerster LLP, upon which each Acquired Fund and its shareholders may rely, based upon representations reasonably acceptable to Morrison and Foerster LLP made in certificates provided by OW Funds, BSR Trust, their affiliates and/or principal shareholders to Morrison and Foerster LLP, addressed to OW Funds and BSR Trust in a form reasonably satisfactory to them, and dated as of the Closing Date, with respect to the tax matters specified in Subsection 8(f).

(g) BSR Trust shall have received a memorandum addressed to BSR Trust and OW Funds, in form and substance reasonably satisfactory to them, prepared by Morrison and Foerster LLP, or another person agreed to in writing by the parties, concerning compliance with each relevant state's securities laws in connection with OW Funds' issuance of Acquiring Fund shares.

(h) The Form N-14 Registration Statement shall have become effective under the 1933 Act as to the Acquiring Fund's shares and the SEC shall not have instituted or, to the Knowledge of OW Funds, contemplated instituting, any stop order suspending the effectiveness of the Form N-14 Registration Statement.

(i) No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Plan or a Reorganization.

(j) The SEC shall not have issued any unfavorable advisory report under Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the 1940 Act.

(k) OW Funds shall have performed and complied in all material respects with each of its agreements and covenants required by this Plan to be performed or complied with by it prior to or at the Reorganization's Valuation Time and Effective Time.

(l) BSR Trust shall have received from OW Funds a duly executed instrument whereby each Acquiring Fund assumes all of the Liabilities of or attributable to the Corresponding Acquired Fund.

(m) Neither party shall have terminated this Plan with respect to the Reorganization pursuant to Section 11 of this Plan.

(n) The parties shall have received any necessary order of the SEC providing them with any necessary relief from the 1940 Act to permit the Reorganization.

(o) As of the Closing Date, there shall have been no material change in the investment objective, policies and restrictions nor any material increase in the investment management fees, fee levels payable pursuant to any 12b-1 plan of distribution or shareholder servicing plan or agreement, other fees payable for services provided to the Acquiring Funds, or sales loads of the Acquiring Funds nor any material reduction in the fee waiver or expense reduction undertakings from those described in the N-1A Registration Statement respecting the Acquiring Funds and in the Form N-14 Registration Statement.

8. Conditions to OW Funds Obligations. The obligations of OW Funds and each Acquiring Fund to consummate the applicable Reorganization shall be subject to the following conditions precedent:

(a) The shareholders of the Acquired Fund shall have approved the Reorganization in the manner required by the Declaration of Trust and By-Laws of BSR Trust and applicable law. If either Acquired Fund's shareholders fail to approve the respective Reorganization, that failure shall release OW Funds of its obligation under this Plan only with respect to that Reorganization and not the other Reorganization.

(b) BSR Trust shall have duly executed and delivered each Acquired Fund's Reorganization Documents to OW Funds.

(c) All representations and warranties of BSR Trust made in this Plan shall be true and correct in all material respects with the same force and effect as if made at and as of the Closing Date.

(d) BSR Trust shall have delivered to OW Funds a certificate dated as of the Closing Date and executed in its name by its Treasurer or Secretary, in a form reasonably satisfactory to OW Funds, stating that the representations and warranties of BSR Trust in this Plan are true and correct at and as of the Closing Date.

(e) OW Funds shall have received an opinion of Sullivan and Worcester LLP, as counsel to BSR Trust, in form and substance reasonably satisfactory to OW Funds and dated as of the Closing Date, substantially to the effect that:

(1) BSR Trust is a business trust duly created, validly existing and in good standing under the laws of the State of Ohio and is an open-end, management investment company registered under the 1940 Act;

(2) this Plan has been duly authorized, executed and delivered by BSR Trust, and the execution and delivery of this Plan did not, and the consummation of the Reorganization will not, violate the Declaration of Trust or By-Laws of BSR Trust or any Material Agreement to which BSR Trust is a party or by which it is bound on behalf of an Acquired Fund; and

(3) to the Knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the BSR Trust of the Reorganization, or the execution and delivery of BSR Trust Reorganization Documents, except those that have been obtained under the 1933 Act, the 1934 Act, the 1940 Act and the rules and regulations under those Acts, or that may be required under state securities laws, or subsequent to the Effective Time or when the failure to obtain the consent, approval, authorization or order would not have a material adverse effect on the operation of BSR Trust or an Acquired Fund.

In rendering such opinion, such counsel may (i) rely on the opinion of other counsel to the extent set forth in such opinion, (ii) make assumptions regarding the authenticity, genuineness and/or conformity of documents and copies thereof without independent verification thereof, (iii) limit such opinion to applicable federal and state law, (iv) define the word "Knowledge" and related terms to mean the Knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Plan and (v) rely on certificates of officers or trustees of the BSR Trust. Such opinion shall contain such other assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein.

(f) BSR Trust shall have received an opinion of Morrison and Foerster LLP, upon which the Acquiring Fund and its shareholders may rely, based upon representations reasonably acceptable to Morrison and Foerster LLP made in certificates provided by OW Funds, BSR Trust, their affiliates and/or principal shareholders to Morrison and Foerster LLP, addressed to OW Funds and BSR Trust in a form reasonably satisfactory to them, and dated as of the Closing Date, substantially to the effect that, each Reorganization will qualify as a "reorganization" within the meaning of Section 368(a) of the Code, and that each Acquiring Fund and the Corresponding Acquired Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code, with respect to such Reorganization.

(g) The Form N-14 Registration Statement shall have become effective under the 1933 Act as to the Acquiring Fund's shares and no stop order suspending the effectiveness of the Form N-14 Registration Statement shall have been instituted or, to the Knowledge of OW Funds, contemplated by the SEC.

(h) No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit or obtain damages or other relief in connection with this Plan or the Reorganization.

(i) The SEC shall not have issued any unfavorable advisory report under Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the 1940 Act.

(j) BSR Trust shall have performed and complied in all material respects with each of its agreements and covenants required by this Plan to be performed or complied with by it prior to or at the Reorganization's Valuation Time and Effective Time.

(k) BSR Trust shall have taken all steps required to terminate any agreements with its service providers and shall have discharged any and all payment obligations under such agreements.

(l) Except to the extent prohibited by Rule 19b-1 under the 1940 Act, prior to the Valuation Time, each Acquired Fund shall have declared a dividend or dividends, with a record date and ex-dividend date prior to the Valuation Time, which shall have the effect of distributing to the Acquired Fund shareholders any undistributed (i) "investment company taxable income" within the meaning of Section 852(b) of the Code (determined without regard to Section 852(b)(2)(D) of the Code), (ii) excess of (A) the amount specified in Section 852(a)(1)(B)(i) of the Code over (B) the amount specified in Section 852(a)(1)(B)(ii) of the Code, and (iii) net capital gain (within the meaning of Section 1222 (11) of the Code), if any, realized in taxable periods or years ending on or before the Effective Time.

(m) Neither party shall have terminated this Plan with respect to the Reorganization pursuant to Section 11 of this Plan.

(n) The parties shall have received any necessary order of the SEC providing them with any relief from the 1940 Act to permit the Reorganization.

(o) BSR Trust shall have delivered to OW Funds, or shall have made provision for delivery as promptly as possible after the Closing Date, a statement, accurate and complete in all material respects, of assets of each Acquired Fund, showing the tax basis of such assets for federal income tax purposes by lot and the holding periods of such assets for such purposes, as of the Valuation Time.

    Tax Matters.

(a) The parties hereby represent and warrant that each shall use its best efforts to cause each Reorganization to qualify, and will not (whether before or after consummation of the Reorganization) take any actions that could prevent a Reorganization from qualifying, as a "reorganization" under the provisions of Section 368 of the Code.

(b) Except where otherwise required by law, the parties shall not take a position on any tax returns inconsistent with the treatment of each Reorganization for tax purposes as a "reorganization," within the meaning of Section 368(a) of the Code and each Acquiring Fund and the Corresponding Acquired Fund will comply with the record keeping and information filing requirements of Section 1.368-3 of the Treasury Regulation in accordance therewith.

    Survival of Representations and Warranties. The representations and warranties of the parties hereto set forth in this Plan shall survive the completion of the transactions contemplated herein.
    Termination of Plan. The OW Funds and BSR Trust may terminate the Plan upon mutual agreement. Also, a majority of a party's Board of Trustees or Directors may terminate this Plan with respect to the Acquiring Funds or the Acquired Funds, as appropriate if: (i) the party's conditions precedent set forth in Sections 7 or 8, as appropriate, are not satisfied on the Closing Date; (ii) it becomes reasonably apparent to the party's Board of Trustees or Directors that the other party will not or cannot satisfy such conditions precedent on the Closing Date; or (iii) the party's Board of Trustees or Directors determines that the consummation of the Reorganization is not in the best interests of its shareholders and gives notice to the other party.
    Governing Law. This Plan and the transactions contemplated hereby shall be governed, construed and enforced in accordance with the laws of the State of Maryland, except to the extent preempted by federal law, without regard to conflicts of law principles, provided that the due authorization, execution and delivery of this Plan in the case of BSR Trust shall be governed, construed and enforced in accordance with the laws of the State of Ohio, without regard to conflicts of law principles.
    Finders Fees. Each party represents and warrants that there are no brokers or finders entitled to receive any payments from such party in connection with the transactions provided for in this Plan.
    Amendments. The parties may, by agreement in writing authorized by their respective Boards of Trustees or Directors, amend, modify or supplement this Plan with respect to a Reorganization at any time before or after the Acquired Fund's shareholders approve the applicable Reorganization. However, after an Acquired Fund's shareholders approve the Reorganization, the parties may not amend this Plan in a manner that materially adversely affects the interests of the Acquired Fund's shareholders with respect to that Reorganization, including any change in the provisions for determining the number of Acquiring Fund shares to be issued to Acquired Fund shareholders under this Plan. This Section shall not preclude the parties from changing the Closing Date or the Effective Time of the Reorganization by mutual agreement.
    Waivers. At any time prior to the Closing Date, either party may by written instrument signed by it (i) waive the effect of any inaccuracies in the representations and warranties made to it contained herein and (ii) waive compliance with any of the agreements, covenants or conditions made for its benefit contained herein. The parties agree that any waiver shall apply only to the particular inaccuracy or requirement for compliance waived, and not any other or future inaccuracy or lack of compliance.
    Cooperation and Further Assurances. Each party will cooperate with the other in fulfilling its obligations under this Plan and will provide such information and documentation as is reasonably requested by the other in carrying out this Plan's terms. Each party will provide such further assurances concerning the performance of obligations under this Plan and the consummation of the Reorganization as the other shall reasonably request.
    Updating of Form N-14 Registration Statement. If at any time prior to the Effective Time of the Reorganization a party becomes aware of any untrue statement of material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made in the Form N-14 Registration Statement, the party discovering the item shall notify the other party and the parties shall cooperate in promptly preparing, filing and clearing with the SEC and, if appropriate, distributing to shareholders appropriate disclosure with respect to the item.
    Limitation on Liabilities. The obligations of BSR Trust and OW Funds under this Plan shall not bind any of the Directors, Trustees, shareholders, nominees, officers, agents, or employees of BSR Trust or OW Funds personally, but shall bind only the assets and property of the Acquiring Funds and the Acquired Funds. The execution and delivery of this Plan by the parties' officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the assets and the property of the Acquiring Funds or the Corresponding Acquired Funds, as appropriate. The Agreement and Declaration of Trust of BSR Trust is on file with the Secretary of the State of Ohio.
    Termination of BSR Trust. If the parties complete the Reorganizations, BSR Trust shall terminate its existence as an Ohio business trust and a registered investment company under the 1940 Act.
    Notices. Any notice, report, statement, certificate or demand required or permitted by any provision of this Plan shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier to:

For BSR Trust:

Brundage, Story and Rose Investment Trust

c/o Bessemer Investment Management LLC

Attention: Steven L. Williamson, Esq.

630 Fifth Avenue

New York, NY 10111

With a copy to:

David M. Leahy, Esq.

Sullivan and Worcester LLP

1666 K Street, N.W., Suite 700

Washington, DC 20006

For OW Funds:

Old Westbury Funds, Inc.

c/o Bessemer Investment Management LLC

Attention: Steven L. Williamson, Esq.

630 Fifth Avenue

New York, NY 10111

With a copy to:

Robert M. Kurucza, Esq.

Morrison and Foerster LLP

2000 Pennsylvania Ave., N.W.

Suite 5500

Washington, D.C. 20006

21. Expenses. Except as may be otherwise provided herein, each of the Acquiring Funds and the Acquired Funds shall be responsible for its respective expenses incurred in the day-to-day operation of its business. The parties hereto acknowledge that Bessemer Investment Management LLC, the investment adviser to the OW Funds, has agreed to pay all costs associated with the Reorganizations, including proxy costs, whether incurred before or after the date of this Plan and whether or not a Reorganization is consummated.

22. General. This Plan supersedes all prior agreements between the parties (written or oral), is intended as a complete and exclusive statement of the terms of the agreement between the parties and may not be changed or terminated orally. The parties may execute this Plan in counterparts, which shall be considered one and the same agreement, and shall become effective when the counterparts have been executed by and delivered to both parties. The headings contained in this Plan are for reference only and shall not affect in any way the meaning or interpretation of this Plan. Nothing in this Plan, expressed or implied, confers upon any person other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Plan. Neither party may assign or transfer any right or obligation under this Plan without the written consent of the other party.

IN WITNESS WHEREOF, the parties hereto have caused their duly authorized officers designated below to execute this Plan as of the date first written above.

OLD WESTBURY FUNDS, INC.

on behalf of each Acquiring Fund

By: /s/ Walter B. Grimm_______________

Name: Walter B. Grimm

Title: President

BRUNDAGE, STORY and ROSE INVESTMENT

TRUST

on behalf of each Acquired Fund

By: /s/ Timothy J. Morris_____________

Name: Timothy J. Morris

Title: President

SCHEDULE A

MATERIAL AGREEMENTS

The following agreements shall be Material Agreements for the BSR Trust:

Investment Advisory Agreement between Brundage, Story and Rose Investment Trust and Brundage, Story and Rose LLC dated February 26, 2001.

First-Amended and Restated Administrative Services Agreement between Brundage, Story and Rose Investment Trust and Integrated Fund Services, Inc. (fka Countrywide Fund Services, Inc.) dated October 29, 1999.

First-Amended Accounting Services Agreement between Brundage, Story and Rose Investment Trust and Integrated Fund Services, Inc. (fka Countrywide Fund Services, Inc.) dated October 29, 1999.

First-Amended Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement between Brundage, Story and Rose Investment Trust and Integrated Fund Services, Inc. (fka Countrywide Fund Services, Inc.) dated October 29, 1999.

Underwriting Agreement between Brundage, Story and Rose Investment Trust and IFS Fund Distributors, Inc. (fka CW Fund Distributors, Inc.) dated October 29, 1999.

Agreement to Transfer Underwriting contract between IFS Fund Distributors (fka CW Fund Distributors, Inc.) and Countrywide Investments dated April 29, 1998.

Custody Agreement between Brundage, Story and Rose Investment Trust and Fifth Third Bank dated December 31, 1990.

Plan of Distribution for Brundage, Story and Rose Investment Trust dated December 31, 1990.

The following agreements shall be Material Agreements for OW Funds:

Administration Agreement by and between OW Funds and BISYS Fund Services Ohio, Inc. dated September 19, 2000.

Advisory Contracts:

International Fund - by and between OW Funds and Bessemer Trust Company, N.A. dated October 12, 1993.

Capital Opportunity Fund - by and between OW Funds and Bessemer Trust Company, Inc. dated August 8, 1996, amended and restated February 28, 2001.

Core Equities Fund - by and between OW Funds and Bessemer Trust Company, N.A. dated November 13, 1997.

Fixed Income Fund - by and between OW Funds and Bessemer Trust Company, N.A. dated November 13, 1997.

Municipal Bond Fund - by and between OW Funds and Bessemer Trust Company, N.A. dated November 13, 1997.

Assumption Agreement - by and between OW Funds, Bessemer Trust Company, N.A. and Bessemer Investment Management LLC dated May 2, 2001.

Custodian Agreement by and between OW Funds and Bessemer Trust Company dated October 12, 1993, amended May 2, 2001.

Custodian Agreement by and between Bessemer Trust Company and The Bank of New York dated July 8, 1994, amended May 2, 2001.

Distribution Agreement by and between OW Funds and BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services dated September 1, 2000.

Amended and Restated Distribution and Service Plan (12b-1 Plans).

Foreign Custody Manager Agreement by and between OW Funds and The Bank of New York dated May 2, 2001.

Fund Accounting Agreement by and between Bessemer Trust Company and BISYS Fund Services Ohio, Inc. dated November 1, 2000.

Shareholder Servicing Agreements by and between OW Funds and BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services dated September 1, 2000.

Transfer Agency Agreement by and between OW Funds and BISYS Fund Services Ohio, Inc. dated November 15, 1999, amended November 15, 2000 and July 24, 2002.

Exhibit 12

June 6, 2003

Brundage, Story and Rose Investment Trust

221 East Fourth Street, Suite 300

Cincinnati, Ohio 45202

Old Westbury Funds, Inc.

3425 Stelzer Road

Columbus, Ohio 43219

Re: Old Westbury Funds, Inc. and Brundage, Story and Rose Investment Trust Reorganizations

Ladies and Gentlemen:

This opinion is being delivered to you pursuant to Sections 7(f) and 8(f) of that certain Agreement and Plan of Reorganization, dated as of April 30, 2003 (the "Agreement"),1 by and between Brundage, Story and Rose Investment Trust, an Ohio business trust (the "Trust"), for itself and on behalf of its Brundage, Story and Rose Equity Fund and its Brundage, Story and Rose Short/Intermediate Term Fixed-Income Fund (each, an "Acquired Fund" and, together, the "Acquired Funds"), and Old Westbury Funds, Inc., a Maryland corporation (the "Company"), for itself and on behalf of its Old Westbury Capital Opportunity Fund and its Old Westbury Fixed Income Fund (each, an "Acquiring Fund," and, together, the "Acquiring Funds"). Unless otherwise indicated, capitalized terms not defined herein shall have the meanings ascribed to them (or defined by reference) in the certificates delivered to us for purposes of rendering this opinion by the Trust, for itself and on behalf of the Acquired Funds, and the Company, for itself and on behalf of the Acquiring Funds (together, the "Certificates of Representations").

Pursuant to the Agreement, each Acquiring Fund shall acquire all of the assets and assume the liabilities of the corresponding Acquired Fund (each, a "Reorganization," and, collectively, the "Reorganizations"). The Reorganizations are further described in the combined proxy/prospectus (the "Proxy/Prospectus"), and the exhibits and appendices attached thereto, of the Trust, as filed on Registration Statement Form N-14 with the Securities and Exchange Commission ("SEC") on or about January 2, 2003, as amended from time to time thereafter (Registration No. 333-102326).

___________________

1 References contained herein to the "Agreement" include, unless the context otherwise requires, each document attached as an exhibit or annex thereto.

We have acted as counsel to the Company in connection with the Reorganizations. As such, and for purposes of rendering this opinion, we have examined and are familiar with the Agreement, the Proxy/Prospectus and such other presently existing documents, records and matters of law as we have deemed necessary or appropriate in connection with rendering this opinion. In our examination of documents, we have assumed the authenticity of original documents, the accuracy of copies, the genuineness of signatures, and the legal capacity of signatories.

In addition, we have assumed (i) that the Reorganizations will be consummated in the manner contemplated by the Proxy/Prospectus and in accordance with the provisions of the Agreement, without waiver or modification of material terms and conditions thereof; (ii) the truth and accuracy, as of the date of the Agreement and the date hereof, of the representations and warranties made by the parties to the Agreement, (iii) the truth and accuracy of the representations made to us in the Certificates of Representations, and (iv) that any representation in the Agreement or the Certificates of Representations made "to the knowledge" or similarly qualified is correct without such qualification.

The conclusion expressed herein represents our judgment of the proper treatment of certain aspects of the Reorganizations under the income tax laws of the United States based upon the Internal Revenue Code of 1986, as amended (the "Code"), U.S. Treasury Regulations promulgated thereunder, rulings and other pronouncements of the Internal Revenue Service (the "IRS") currently in effect, and judicial decisions, all of which are subject to change, prospectively or retroactively. No assurance can be given that such changes will not take place, or that such changes would not affect the conclusion expressed herein. Furthermore, our opinion represents only our best judgment of how a court would conclude if presented with the issues addressed herein and is not binding upon either the IRS or any court. Thus, no assurance can be given that a position taken in reliance on our opinion will not be challenged by the IRS or will be sustained by a court.

Our opinion relates solely to the tax consequences of the Reorganizations under the federal income tax laws of the United States, and we express no opinion (and no opinion should be inferred) regarding the tax consequences of the Reorganizations under the laws of any other jurisdiction. This opinion addresses only the specific issues set forth below, and does not address any other tax consequences that may result from the Reorganizations or any other transaction (including any transaction undertaken in connection with the Reorganizations).

No opinion is expressed as to any transaction other than the Reorganizations as effected by the Agreement or as to any transaction whatsoever, including the Reorganizations, if all of the transactions described in the Agreement are not consummated in accordance with the terms of the Agreement and without waiver or breach of any material provision thereof, or if all the representations, warranties, statements and assumptions upon which we rely are not true and accurate at all relevant times. In the event any one of the statements, representations, warranties or assumptions upon which we rely to issue this opinion is incorrect, our opinion might be adversely affected and may not be relied upon.

We have not independently investigated or verified the validity of any representations made in connection with the Reorganizations or this opinion upon which we have relied in rendering this opinion. We also note that the tax consequences addressed herein may depend upon the actual occurrence of events in the future, which events may or may not be consistent with such representations. To the extent the facts differ from those relied on and assumed herein, our opinion should not be relied upon.

Based upon the foregoing and subject to the following paragraph, we are of the opinion that each Reorganization will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and that each Acquiring Fund and its corresponding Acquired Fund will be a "party to a reorganization," within the meaning of Section 368(b) of the Code, with respect to each Reorganization.

This opinion is being delivered to you pursuant to Sections 7(f) and 8(f) of the Agreement and is intended solely for your benefit and the benefit of each Acquiring Fund, each Acquired Fund and their respective shareholders; it may not be relied upon for any other purpose or by any other person or entity, and may not be made available to any other person or entity without our prior written consent. However, each of you (and each of your employees, representatives, or other agents) may disclose to any and all persons, without limitation of any kind, the federal tax treatment and federal tax structure of the Reorganizations and all materials of any kind that are provided to you by us relating to such federal tax treatment and federal tax structure.

Very truly yours,

MORRISON & FOERSTER LLP